ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Mar. 31, 2018
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

5.ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the movement in the allowance for doubtful accounts for the fiscal years ended March 31, 2016, 2017 and 2018, is as follows:

	Thousands of Yen
	2016	2017	2018
Balance at beginning of year	¥25,374	¥75,269	¥165,635
Provision for doubtful accounts (reversal)	59,358	89,474	(74,803)
Translation adjustment	(9,463)	892	(9,767)
Balance at end of year	¥75,269	¥165,635	¥81,065